NEW STANDARDS AND INTERPRETATIONS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2017
Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
NEW STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
NEW STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
The following pronouncements from the International Accounting Standards Board (“IASB”) are applicable to Bellatrix and will become effective for future reporting periods, but have not yet been adopted:
IFRS 9 - “Financial Instruments”, which is the result of the first phase of the IASB’s project to replace IAS 39, “Financial Instruments: Recognition and Measurement”. This standard is effective for annual periods beginning on or after January 1, 2018 with different transitional arrangements depending on the date of initial application.
The new standard replaces the current multiple classification and measurement models for financial assets and liabilities with a single model that has only two classification categories: amortized cost and fair value. The approach is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. For financial liabilities, IFRS 9 retains most of the requirements of IAS 39; however, where the fair value option is applied to financial liabilities, any change in fair value resulting from an entity's own credit risk is recorded in other comprehensive income rather than the statement of income. Bellatrix has determined the adoption of IFRS 9 will not result in any material changes to the classification of financial assets and liabilities or to the measurement and carrying values of the Company's financial instruments.
In addition, IFRS 9 introduces a new expected credit loss model for calculating impairment of financial assets, replacing the incurred loss impairment model required by IAS 39. Bellatrix has determined that the new impairment model will not result in material changes to the valuation of its financial assets on the adoption of IFRS 9. Bellatrix does not currently apply hedge accounting to its financial instrument contacts and does not currently intend to apply hedge accounting to any of its derivative contracts upon adoption of IFRS 9.
IFRS 15 - “Revenue from Contracts with Customers”, provides a five-step model to be applied to all revenue contracts with customers. The standard specifies when an entity will recognize revenue and provides guidance regarding disclosures relating to revenue recognition. IFRS 15 is required to be adopted either retrospectively or using a modified transition approach for fiscal years beginning on or after January 1, 2018.
Bellatrix intends to adopt IFRS 15 using a modified transition approach on January 1, 2018. The Company has completed reviewing its various revenue streams and underlying contracts with customers. It has been concluded the adoption of IFRS 15 will not have a material impact on Bellatrix's net income and financial position. However, Bellatrix will expand the disclosures in the notes to its financial statements as prescribed by IFRS 15, including disclosing the Company's disaggregated revenue streams by product type.
IFRS 16 - "Leases”, replaces IAS 17 Leases. For lessees applying IFRS 16, a single recognition and measurement model for leases would apply, with required recognition of assets and liabilities for most leases. All contracts that meet the definition of a lease under IFRS 16, including those presently accounted for as operating leases, will be recorded on the balance sheet. The standard will come into effect for annual periods beginning on or after January 1, 2019, with earlier adoption permitted if the entity is also applying IFRS 15 Revenue from Contracts with Customers. The extent of the impact of the adoption of IFRS 16 has not yet been determined.